Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2014
New World Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class A (with sales charge)
Account Value	$ 16,788		$ 13,665		$ 12,366		$ 17,352		$ 13,641		$ 12,313	$ 10,334	$ 11,323			$ 9,082		$ 8,642	$ 9,424
New World Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class C (with sales charge)
Account Value	$ 16,739		13,625		12,330		17,434		13,807		12,555	10,620	11,729			9,484		9,096	10,000
New World Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class T (with sales charge)
Account Value	$ 17,092		13,879		12,529		17,538		13,758		12,389	10,377	11,350	$ 9,750
New World Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class F-1
Account Value	$ 17,841		14,520		13,136		18,434		14,489		13,074	10,972	12,023			9,643		9,171	10,000
New World Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class F-2
Account Value	$ 18,343		14,888		13,431		18,792		14,732		13,256	11,094	12,123			9,696		9,195	10,000
New World Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class F-3
Account Value	$ 18,609		15,086		13,594		18,999		14,879		13,375	11,181	12,207		$ 10,000
New World Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-A (with sales charge)
Account Value	$ 17,119		13,939		12,618		17,711		13,926		12,572	10,557	11,574			9,289		8,842	9,650
New World Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-C (with sales charge)
Account Value	$ 17,059		13,891		12,574		17,649		13,878		12,529	10,601	11,713			9,475		9,092	10,000
New World Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-E
Account Value	$ 17,386		14,184		12,863		18,091		14,253		12,893	10,847	11,917			9,585		9,142	10,000
New World Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-T (with sales charge)
Account Value	$ 17,039		13,844		12,502		17,506		13,738		12,377	10,371	11,346	9,750
New World Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-F-1
Account Value	$ 18,113		14,721		13,301		18,629		14,617		13,167	11,031	12,067			9,666		9,181	10,000
New World Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-F-2
Account Value	$ 12,442	$ 11,746	10,098	$ 10,561	9,110	$ 10,243	12,748	$ 12,540		$ 10,000
New World Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 529-F-3
Account Value	$ 12,461	11,762	10,112	10,578	9,123	10,255	12,759	12,546		10,000
New World Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-1
Account Value	$ 16,546		13,560		12,353		17,451		13,822		12,570	10,632	11,740			9,492		9,098	10,000
New World Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-2
Account Value	$ 16,601		13,607		12,395		17,517		13,870		12,606	10,654	11,761			9,498		9,102	10,000
New World Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-2E
Account Value	$ 17,133		14,001		12,719		17,920		14,147		12,821	10,805	11,890			9,576		9,141	10,000
New World Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-3
Account Value	$ 17,358		14,163		12,845		18,072		14,246		12,890	10,848	11,920			9,585		9,143	10,000
New World Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-4
Account Value	$ 17,905		14,566		13,171		18,474		14,518		13,095	10,986	12,034			9,649		9,173	10,000
New World Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-5E
Account Value	$ 19,677		15,976		14,417		20,182		15,826		14,248	11,927	13,040			10,437	$ 10,000
New World Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-5
Account Value	$ 18,449		14,964		13,493		18,867		14,781		13,293	11,117	12,144			9,706		9,200	10,000
New World Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class R-6
Account Value	$ 18,545		15,034		13,549		18,935		14,829		13,328	11,142	12,161			9,717		9,205	10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 23,808	14,543	17,929	12,381	16,225	12,131	20,270	12,829	14,766	10,000	14,078	12,503	12,568	10,000	10,000	10,201	10,000	9,997	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,012	$ 10,315	$ 11,181	$ 9,387	$ 10,091	$ 10,041	$ 14,631	$ 12,295	$ 12,509	$ 10,000	$ 11,556	$ 10,331	$ 11,809	$ 10,000	$ 10,000	$ 9,339	$ 10,000	$ 8,547	$ 10,000